Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Bond Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000794105
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2015
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 29, 2000
2005	rr_AnnualReturn2005	2.59%
2006	rr_AnnualReturn2006	0.43%
2007	rr_AnnualReturn2007	11.59%
2008	rr_AnnualReturn2008	(2.85%)
2009	rr_AnnualReturn2009	10.80%
2010	rr_AnnualReturn2010	6.17%
2011	rr_AnnualReturn2011	13.24%
2012	rr_AnnualReturn2012	6.78%
2013	rr_AnnualReturn2013	(8.92%)
2014	rr_AnnualReturn2014	3.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.34%)
One Year	rr_AverageAnnualReturnYear01	3.83%
Five Years	rr_AverageAnnualReturnYear05	3.95%
Ten Years	rr_AverageAnnualReturnYear10	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2000
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 12, 2003
2005	rr_AnnualReturn2005	2.78%
2006	rr_AnnualReturn2006	0.46%
2007	rr_AnnualReturn2007	11.82%
2008	rr_AnnualReturn2008	(2.81%)
2009	rr_AnnualReturn2009	11.03%
2010	rr_AnnualReturn2010	6.33%
2011	rr_AnnualReturn2011	13.39%
2012	rr_AnnualReturn2012	6.87%
2013	rr_AnnualReturn2013	(8.83%)
2014	rr_AnnualReturn2014	4.07%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
One Year	rr_AverageAnnualReturnYear01	4.07%
Five Years	rr_AverageAnnualReturnYear05	4.10%
Ten Years	rr_AverageAnnualReturnYear10	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2003
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jun. 10, 2005
2006	rr_AnnualReturn2006	0.52%
2007	rr_AnnualReturn2007	11.69%
2008	rr_AnnualReturn2008	(2.78%)
2009	rr_AnnualReturn2009	10.96%
2010	rr_AnnualReturn2010	6.31%
2011	rr_AnnualReturn2011	13.29%
2012	rr_AnnualReturn2012	6.90%
2013	rr_AnnualReturn2013	(8.86%)
2014	rr_AnnualReturn2014	3.97%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.33%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
One Year	rr_AverageAnnualReturnYear01	3.97%
Five Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 10, 2005
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 01, 1994
2005	rr_AnnualReturn2005	1.75%
2006	rr_AnnualReturn2006	3.91%
2007	rr_AnnualReturn2007	7.61%
2008	rr_AnnualReturn2008	4.93%
2009	rr_AnnualReturn2009	6.79%
2010	rr_AnnualReturn2010	9.37%
2011	rr_AnnualReturn2011	10.62%
2012	rr_AnnualReturn2012	6.91%
2013	rr_AnnualReturn2013	(3.54%)
2014	rr_AnnualReturn2014	6.85%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.83%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.97%)
One Year	rr_AverageAnnualReturnYear01	6.85%
Five Years	rr_AverageAnnualReturnYear05	5.92%
Ten Years	rr_AverageAnnualReturnYear10	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2006
2007	rr_AnnualReturn2007	7.73%
2008	rr_AnnualReturn2008	5.05%
2009	rr_AnnualReturn2009	6.95%
2010	rr_AnnualReturn2010	9.53%
2011	rr_AnnualReturn2011	10.78%
2012	rr_AnnualReturn2012	7.05%
2013	rr_AnnualReturn2013	(3.42%)
2014	rr_AnnualReturn2014	6.99%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.94%)
One Year	rr_AverageAnnualReturnYear01	6.99%
Five Years	rr_AverageAnnualReturnYear05	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 03, 2007
2008	rr_AnnualReturn2008	5.07%
2009	rr_AnnualReturn2009	6.82%
2010	rr_AnnualReturn2010	9.55%
2011	rr_AnnualReturn2011	10.62%
2012	rr_AnnualReturn2012	7.02%
2013	rr_AnnualReturn2013	(3.44%)
2014	rr_AnnualReturn2014	7.00%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.94%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
One Year	rr_AverageAnnualReturnYear01	7.00%
Five Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
One Year	rr_AverageAnnualReturnYear01	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	1.82%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	7.70%
2008	rr_AnnualReturn2008	5.01%
2009	rr_AnnualReturn2009	6.90%
2010	rr_AnnualReturn2010	9.49%
2011	rr_AnnualReturn2011	10.74%
2012	rr_AnnualReturn2012	7.02%
2013	rr_AnnualReturn2013	(3.45%)
2014	rr_AnnualReturn2014	6.96%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.85%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(3.94%)
One Year	rr_AverageAnnualReturnYear01	6.96%
Five Years	rr_AverageAnnualReturnYear05	6.03%
Ten Years	rr_AverageAnnualReturnYear10	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 01, 1994
2005	rr_AnnualReturn2005	5.32%
2006	rr_AnnualReturn2006	2.67%
2007	rr_AnnualReturn2007	6.59%
2008	rr_AnnualReturn2008	8.64%
2009	rr_AnnualReturn2009	1.76%
2010	rr_AnnualReturn2010	10.27%
2011	rr_AnnualReturn2011	22.06%
2012	rr_AnnualReturn2012	8.49%
2013	rr_AnnualReturn2013	(9.13%)
2014	rr_AnnualReturn2014	19.72%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.26%)
One Year	rr_AverageAnnualReturnYear01	19.72%
Five Years	rr_AverageAnnualReturnYear05	9.70%
Ten Years	rr_AverageAnnualReturnYear10	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 02, 2006
2007	rr_AnnualReturn2007	6.71%
2008	rr_AnnualReturn2008	8.77%
2009	rr_AnnualReturn2009	1.91%
2010	rr_AnnualReturn2010	10.44%
2011	rr_AnnualReturn2011	22.24%
2012	rr_AnnualReturn2012	8.63%
2013	rr_AnnualReturn2013	(9.01%)
2014	rr_AnnualReturn2014	19.87%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.23%)
One Year	rr_AverageAnnualReturnYear01	19.87%
Five Years	rr_AverageAnnualReturnYear05	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 03, 2007
2008	rr_AnnualReturn2008	8.70%
2009	rr_AnnualReturn2009	1.79%
2010	rr_AnnualReturn2010	10.36%
2011	rr_AnnualReturn2011	22.18%
2012	rr_AnnualReturn2012	8.49%
2013	rr_AnnualReturn2013	(9.03%)
2014	rr_AnnualReturn2014	19.89%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(6.21%)
One Year	rr_AverageAnnualReturnYear01	19.89%
Five Years	rr_AverageAnnualReturnYear05	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2007
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
One Year	rr_AverageAnnualReturnYear01	19.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 01, 1994
2005	rr_AnnualReturn2005	1.31%
2006	rr_AnnualReturn2006	4.09%
2007	rr_AnnualReturn2007	7.22%
2008	rr_AnnualReturn2008	5.43%
2009	rr_AnnualReturn2009	4.28%
2010	rr_AnnualReturn2010	3.92%
2011	rr_AnnualReturn2011	2.96%
2012	rr_AnnualReturn2012	1.95%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	1.16%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.71%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
One Year	rr_AverageAnnualReturnYear01	1.16%
Five Years	rr_AverageAnnualReturnYear05	2.00%
Ten Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 27, 2011
2012	rr_AnnualReturn2012	2.08%
2013	rr_AnnualReturn2013	0.20%
2014	rr_AnnualReturn2014	1.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.73%)
One Year	rr_AverageAnnualReturnYear01	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
One Year	rr_AverageAnnualReturnYear01	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 03, 2007
2008	rr_AnnualReturn2008	5.48%
2009	rr_AnnualReturn2009	4.44%
2010	rr_AnnualReturn2010	4.00%
2011	rr_AnnualReturn2011	3.04%
2012	rr_AnnualReturn2012	2.02%
2013	rr_AnnualReturn2013	0.17%
2014	rr_AnnualReturn2014	1.32%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.72%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
One Year	rr_AverageAnnualReturnYear01	1.32%
Five Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	1.38%
2006	rr_AnnualReturn2006	4.16%
2007	rr_AnnualReturn2007	7.31%
2008	rr_AnnualReturn2008	5.51%
2009	rr_AnnualReturn2009	4.38%
2010	rr_AnnualReturn2010	4.03%
2011	rr_AnnualReturn2011	3.08%
2012	rr_AnnualReturn2012	2.05%
2013	rr_AnnualReturn2013	0.17%
2014	rr_AnnualReturn2014	1.26%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.73%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(1.07%)
One Year	rr_AverageAnnualReturnYear01	1.26%
Five Years	rr_AverageAnnualReturnYear05	2.11%
Ten Years	rr_AverageAnnualReturnYear10	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jan. 26, 2009
2010	rr_AnnualReturn2010	6.42%
2011	rr_AnnualReturn2011	7.59%
2012	rr_AnnualReturn2012	3.91%
2013	rr_AnnualReturn2013	(2.26%)
2014	rr_AnnualReturn2014	5.93%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.98%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.46%)
One Year	rr_AverageAnnualReturnYear01	5.93%
Five Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 26, 2009
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Feb. 17, 2009
2010	rr_AnnualReturn2010	6.47%
2011	rr_AnnualReturn2011	7.67%
2012	rr_AnnualReturn2012	3.99%
2013	rr_AnnualReturn2013	(2.20%)
2014	rr_AnnualReturn2014	5.99%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
One Year	rr_AverageAnnualReturnYear01	5.99%
Five Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2009
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 11, 1986
2005	rr_AnnualReturn2005	2.40%
2006	rr_AnnualReturn2006	4.27%
2007	rr_AnnualReturn2007	6.92%
2008	rr_AnnualReturn2008	5.05%
2009	rr_AnnualReturn2009	5.93%
2010	rr_AnnualReturn2010	6.42%
2011	rr_AnnualReturn2011	7.56%
2012	rr_AnnualReturn2012	4.05%
2013	rr_AnnualReturn2013	(2.26%)
2014	rr_AnnualReturn2014	5.76%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.37%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.45%)
One Year	rr_AverageAnnualReturnYear01	5.76%
Five Years	rr_AverageAnnualReturnYear05	4.25%
Ten Years	rr_AverageAnnualReturnYear10	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 1986
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 18, 1995
2005	rr_AnnualReturn2005	2.53%
2006	rr_AnnualReturn2006	4.40%
2007	rr_AnnualReturn2007	7.05%
2008	rr_AnnualReturn2008	5.19%
2009	rr_AnnualReturn2009	6.09%
2010	rr_AnnualReturn2010	6.58%
2011	rr_AnnualReturn2011	7.72%
2012	rr_AnnualReturn2012	4.18%
2013	rr_AnnualReturn2013	(2.14%)
2014	rr_AnnualReturn2014	5.91%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
One Year	rr_AverageAnnualReturnYear01	5.91%
Five Years	rr_AverageAnnualReturnYear05	4.39%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	2.49%
2006	rr_AnnualReturn2006	4.36%
2007	rr_AnnualReturn2007	7.02%
2008	rr_AnnualReturn2008	5.15%
2009	rr_AnnualReturn2009	6.04%
2010	rr_AnnualReturn2010	6.54%
2011	rr_AnnualReturn2011	7.69%
2012	rr_AnnualReturn2012	4.15%
2013	rr_AnnualReturn2013	(2.15%)
2014	rr_AnnualReturn2014	5.89%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.40%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05	4.37%
Ten Years	rr_AverageAnnualReturnYear10	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.05%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	5
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	16
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	28
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	64
One Year	rr_AverageAnnualReturnYear01	5.92%
Five Years	rr_AverageAnnualReturnYear05	4.41%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	40
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	90
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 03, 2007
2008	rr_AnnualReturn2008	5.18%
2009	rr_AnnualReturn2009	6.03%
2010	rr_AnnualReturn2010	6.51%
2011	rr_AnnualReturn2011	7.71%
2012	rr_AnnualReturn2012	4.04%
2013	rr_AnnualReturn2013	(2.14%)
2014	rr_AnnualReturn2014	5.96%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(2.42%)
One Year	rr_AverageAnnualReturnYear01	5.96%
Five Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2007
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Ten Years	rr_AverageAnnualReturnYear10	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05	2.22%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Barclays U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.42%
Five Years	rr_AverageAnnualReturnYear05	2.22%
Ten Years	rr_AverageAnnualReturnYear10	3.36%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Ten Years	rr_AverageAnnualReturnYear10	5.50%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Barclays U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.07%
Ten Years	rr_AverageAnnualReturnYear10	5.50%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Ten Years	rr_AverageAnnualReturnYear10	7.36%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Barclays U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.64%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Ten Years	rr_AverageAnnualReturnYear10	4.37%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.64%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Ten Years	rr_AverageAnnualReturnYear10	4.37%
Barclays U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.64%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Ten Years	rr_AverageAnnualReturnYear10	none
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	3.37%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Spliced Barclays U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.43%
Five Years	rr_AverageAnnualReturnYear05	2.23%
Ten Years	rr_AverageAnnualReturnYear10	3.37%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Ten Years	rr_AverageAnnualReturnYear10	5.50%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.91%
Five Years	rr_AverageAnnualReturnYear05	6.08%
Ten Years	rr_AverageAnnualReturnYear10	5.50%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Ten Years	rr_AverageAnnualReturnYear10	7.36%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Spliced Barclays U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	19.31%
Five Years	rr_AverageAnnualReturnYear05	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%